UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            March 31, 2000

Check here if Amendment [    ]; Amendment Number: ____
      This Amendment (Check only one.):   [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      American Odyssey Funds Management LLC
           (Formerly known as American Odyssey Funds Management, Inc.)
Address:   Two Tower Center
           East Brunswick, New Jersey 08816

Form 13F File Number:              28-4680

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul S. Feinberg
Title:     Senior Vice President - General Counsel
Phone:     (732) 514-2011

Signature, Place, and Date of Signing:

/s/ Paul S. Feinberg          East Brunswick, New Jersey          May 1, 2000
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Report Type (Check only one.):

[ ]   13F  HOLDINGS  REPORT.   (Check  here  if  all  holdings  of  this
      reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number 28-2427
Name:  Citigroup Inc.